Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis [Text Block]	The Board has adopted a clawback policy effective as of October 2, 2023 that provides for the recovery of all erroneously awarded compensation received by an executive officer in the event of an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws, as required under Section 10D of the Exchange Act, Rule 10D-1 promulgated under the Exchange Act and the exchange listing standards.